Organization and principal activities (Tables)	12 Months Ended
Dec. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of ownership structure of the subsidiaries and VIEs
As of December 31, 2019, the Company’s principal subsidiaries, consolidated VIEs and subsidiaries of VIEs are as follows.

	Date of incorporation/ acquisition	Place of incorporation	Percentage of direct or indirect economic interest	Principal activities
The Company:
Pintec Technology Holdings Limited (“Pintec”)	March 2, 2017	The Cayman Islands			Investment holding
Wholly owned subsidiaries:
Sky City Holdings Limited (“Sky City BVI”)	June 23, 2016	BVI	100%		Investment holding
Sky City Hong Kong Limited (“Sky City HK”)	August 17, 2016	Hong Kong	100%		Investment holding
Sky City (Beijing) Technology Co., Ltd. (“Sky City WFOE”)	December 22, 2016	The PRC	100%		Investment holding
Next Hop Holdings Limited (“Next Hop BVI”)	January 4, 2016	BVI	100%		Investment holding
Next Hop Hong Kong Limited (“Next Hop HK”)	January 20, 2016	Hong Kong	100%		Investment holding
Pintec (Beijing) Technology Co., Ltd (“Pintec Beijing WFOE”)	December 21, 2016	The PRC	100%		Investment holding
Anxunying (Tianjin) Commercial Factoring Co., Ltd. (“Anxunying Tianjin”)	December 3, 2018	The PRC	100%		Lending solution business
FT Synergy Pte. Ltd. (“FT Singapore”)	December 21, 2018	Singapore	100%		Investment holding
FT Synergy Pty Ltd. (“FT Australia”)	April 30, 2019	Australia	100%		Investment holding
Infrarisk Pty Ltd. (“Infrarisk Australia”)	April 30, 2019	Australia	100%		Lending solution business
Infrarisk Limited (“Infrarisk UK”)	April 30, 2019	The United Kingdom	100%		Lending solution business
Pintec (Ganzhou) Technology Co., Ltd (“Pintec Ganzhou”)	December 24, 2018	The PRC	100%		Lending solution business
Pintec (Yinchuan) Technology Co., Ltd. (“Pintec Yinchuan”)	December 17, 2019	The PRC	100%		Investment holding
Pintec Digital Technology (Beijing) Co., Ltd (“Pintec Digital”)	February 20, 2019	The PRC	100%		Investment holding
Huatai (Ningxia) Enterprise consulting service limited partnership (“Huatai Ningxia”)	December 21, 2019	The PRC	66.67%	Investment holding
VIEs and VIEs subsidiaries (referred to as “Pintec Operating Entities”):
Anquying (Tianjin) Technology Co., Ltd. (“Tianjin Anquying”)	January 29, 2016	The PRC	100%	Lending solution business
Shanghai Anquying Technology Co., Ltd. (“Shanghai Anquying”)	November 16, 2015	The PRC	100%	Lending solution business
Anquyun (Tianjin) Technology Co., Ltd. (“Tianjin Anquyun”)	January 2, 2018	The PRC	100%	Lending solution business
Ganzhou Dumiao Intelligence Technology Co., Ltd (formerly known as Anquying (Ganzhou) Technology Co., Ltd.) (“Ganzhou Anquying”)	May 27, 2017	The PRC	100%	Lending solution business
Shenzhen Qianhai Minheng Commercial Factoring Co., Ltd. (“Shenzhen Minheng”)	June 30, 2016	The PRC	100%	Lending solution business
Ganzhou Aixin Network Micro Finance Co., Ltd (“Ganzhou Aixin Micro Finance”, formerly known as Ganzhou Jimu Micro Finance Co., Ltd.)	March 21, 2019	The PRC	100%	Micro-loan Lending
Pintec Yunke (Ganzhou) Technology Information Co., Ltd. (“Pintec Yunke”)	May 9, 2019	The PRC	100%	Lending solution business
Beijing Hongdian Fund Distributor Co., Ltd. (“Beijing Hongdian”)	April 13, 2015	The PRC	100%	Wealth management solution business
Xuanji Intelligence (Beijing) Technology Co., Ltd. (“Beijing Xuanji”)	May 31, 2016	The PRC	100%	Wealth management solution business
Tianjin Xiangmu Asset Management Co., Ltd. (“Tianjin Xiangmu”)	June 18, 2015	The PRC	100%	Wealth management solution business
Pintec Jinke (Beijing) Technology Information Co., Ltd., (formerly known as Hezi (Beijing) Consultants Co., Ltd) (“Beijing Jinke”)	January 3, 2017	The PRC	100%	Wealth management solution business
Myfin Insurance Broker Co., Ltd (“Myfin Insurance”)	December 17, 2015	The PRC	60%	Insurance solution business
Shenzhen Xiaogang Technology Co., Ltd. (“Shenzhen Xiaogang”)	March 25, 2019	The PRC	100%	Wealth management solution business
Beijing Xinshun Dingye Technology Co., Ltd. (“Xinshundingye”)	January 30, 2019	The PRC	100%	Wealth management solution business

Schedule of expenses allocated from Jimu Parent
The following tables set forth the cost of revenues, sales and marketing expenses, research and development expenses, and general and administrative expenses allocated from Jimu Parent for the years ended December 31, 2017 and 2018 and 2019. The operating expenses other than share
-
based compensation are primarily billed by Jimu Parent and are included in amounts due to related parties:

For the year ended December 31, 2017:	Share based compensation	Others	Total
	RMB	RMB	RMB
Cost of revenues	27	2,613	2,640
Sales and marketing expenses	2,470	16,281	18,751
General and administrative expenses	25,263	19,936	45,199
Research and development expenses	3,258	32,415	35,673

Total	31,018	71,245	102,263

For the year ended December 31, 2018:	Share based compensation	Others	Total
	RMB	RMB	RMB
Cost of revenues	214	229	443
Sales and marketing expenses	3,147	2,044	5,191
General and administrative expenses	28,945	4,194	33,139
Research and development expenses	4,190	5,724	9,914

Total	36,496	12,191	48,687

For the year ended December 31, 2019:	Share based compensation	Others	Total
	RMB	RMB	RMB
Cost of revenues	24	153	177
Sales and marketing expenses	1,604	393	1,997
General and administrative expenses	18,776	787	19,563
Research and development expenses	2,030	1,227	3,257

Total	22,434	2,560	24,994

Schedule of consolidated financial information of the VIEs directly attributable to the predecessor operations were included in Group's consolidated financial statements
The following consolidated financial information of the Group’s VIEs as of December 31, 2018 and 2019 and for the years ended December 31, 2017, 2018 and 2019 were included in the Group’s consolidated financial statements as follows:

	As of December 31,
	2018	2019
	RMB	RMB
Total assets	1,305,500	931,287
Total liabilities	1,240,292	1,135,535

	For the year ended December 31,
	2017	2018	2019
	RMB	RMB	RMB
Total net revenues	762,609	1,601,037	1,272,943
Net income	58,745	322,605	(520,791)

	For the year ended December 31,
	2017	2018	2019
	RMB	RMB	RMB
Net cash provided by operating activities	199,223	470,404	404,851
Net cash (used in)/provided by investing activities	(1,405,045)	859,941	(165,957)
Net cash provided by/(used in) financing activities	1,330,679	(961,263)	86,906